General company information (Details) € / shares in Units, € in Millions			1 Months Ended		12 Months Ended
	Nov. 07, 2019 $ / shares	Nov. 07, 2019 EUR (€) € / shares	Jul. 31, 2020 $ / shares	Jul. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€)
General company information
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs					€ 22.0
Common shares
General company information
Public offering price (in dollars per share) | (per share)	$ 14.00	€ 12.58
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs		€ 42.0
Follow-on public offering | Common shares
General company information
Public offering price (in dollars per share) | (per share)			$ 14.00	€ 12.71
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs				€ 22.0
Follow-on public offering | Common shares | Major purchases of assets
General company information
Number of common shares issued (in shares) | shares				3,500,000
Public offering price (in dollars per share) | (per share)			$ 14.00	€ 12.71
Follow-on public offering | Common shares | Selling shareholders | Major purchases of assets
General company information
Number of common shares issued (in shares) | shares				1,500,000
Follow-on public offering | Common shares | The Company | Major purchases of assets
General company information
Number of common shares issued (in shares) | shares				2,000,000
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs				€ 22.0